Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO (1)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs (1)	Total Shareholder Return	Peer Group Total Shareholder Return (2)	Net Income (Loss), in thousands	Adjusted EBITDA, in thousands (3)
2022	$6,160,513	$9,090,358	$2,261,769	$1,381,929	$194.59	$57.48	$82,346	$271,330
2021	8,781,384	25,380,010	3,780,476	3,992,503	262.90	77.17	161,776	300,718
2020	5,225,783	8,071,979	1,683,770	1,688,553	103.48	88.55	(136,611)	194,800

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	For 2022 and 2021, the non-PEO NEOs consisted of Messrs. Protell, Arcana, Sartini II and Haas. For 2020, the non-PEO NEOs consisted of Messrs. Protell, Arcana, Sartini II, Haas, and Sean T. Higgins, our former Executive Vice President of Governmental Affairs.
PEO Total Compensation Amount	$ 6,160,513	$ 8,781,384	$ 5,225,783
PEO Actually Paid Compensation Amount	$ 9,090,358	25,380,010	8,071,979
Adjustment To PEO Compensation, Footnote [Text Block]	Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below). For 2022 and 2021, the non-PEO NEOs consisted of Messrs. Protell, Arcana, Sartini II and Haas. For 2020, the non-PEO NEOs consisted of Messrs. Protell, Arcana, Sartini II, Haas, and Sean T. Higgins, our former Executive Vice President of Governmental Affairs.
The amounts reported in the “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” columns do not reflect the actual compensation paid to or realized by our PEO or our non-PEO NEOs during each applicable year. The calculation of compensation actually paid for purposes of this table includes point-in-time fair values of stock awards and these values will fluctuate based on our stock price, various accounting valuation assumptions and projected performance related to our performance awards. See the “2022 Summary Compensation Table” for certain other compensation of our PEO and our non-PEO NEOs for each applicable fiscal year and the “2022 Option Exercises and Stock Vested” table for the value realized by each of them upon the vesting of stock awards during 2022.
To calculate the amounts in the compensation actually paid to our PEO and the average for the other NEOs in the table above, the following amounts were deducted from and added to (as applicable) the “total” compensation as reported in the “2022 Summary Compensation Table:”

	Summary Compensation Table Total	Exclusion of Stock Awards Reported in the Summary Compensation Table for Applicable Fiscal Year	Inclusion of Equity Values (a)	Compensation Actually Paid
Blake L. Sartini
2022	$6,160,513	$(3,412,493)	$6,342,338	$9,090,358
2021	8,781,384	(2,999,992)	19,598,618	25,380,010
2020	5,225,783	(2,750,002)	5,596,198	8,071,979
Average of Non-PEO NEOs
2022	$2,261,769	$(1,165,622)	$285,782	$1,381,929
2021	3,780,476	(1,224,888)	1,436,915	3,992,503
2020	1,683,770	(822,499)	827,282	1,688,553

(a) The amounts in the Inclusion of Equity Values in the table above are calculated as follows:

	Year - End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in Prior Years	Vesting - Date Fair Value of Equity Awards Granted During Year that Vested During Year	Change in Fair Value From Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in Prior Years that Vested During Year	Total - Inclusion of Equity Values
Blake L. Sartini
2022	$10,123,769	$(4,195,915)	$—	$414,484	$6,342,338
2021	7,230,995	11,212,885	—	1,154,738	19,598,618
2020	6,173,538	(120,277)	—	(457,062)	5,596,198
Average of Non-PEO NEOs
2022	$465,459	$(198,202)	$—	$18,525	$285,782
2021	340,119	661,841	351,682	83,273	1,436,915
2020	385,208	(1,664)	502,066	(58,328)	827,282
Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for solely service-vesting RSU awards, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); (ii) for PSU awards, the same valuation methodology as RSU awards above except that the year-end values are multiplied by the probability of achievement of the applicable performance objective as of the applicable date; and (iii) for stock options, a Black-Scholes value as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date as the current market price and with an expected life set equal to the remaining life of the award in the case of underwater stock options and, in the case of in the money options, an expected life equal to the original ratio of expected life relative to the ten year contractual life multiplied times the remaining life as of the applicable revaluation date, and in all cases based on volatility and risk free rates determined as of the revaluation date based on the expected life period and based on an expected dividend rate of 0%. For additional information on the assumptions used to calculate the valuation of the awards, see Note 8 to the audited consolidated financial statements included in our Annual Report on Form 10-K for the year ended December 31, 2022, and prior years.

Non-PEO NEO Average Total Compensation Amount	$ 2,261,769	3,780,476	1,683,770
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,381,929	3,992,503	1,688,553
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below). For 2022 and 2021, the non-PEO NEOs consisted of Messrs. Protell, Arcana, Sartini II and Haas. For 2020, the non-PEO NEOs consisted of Messrs. Protell, Arcana, Sartini II, Haas, and Sean T. Higgins, our former Executive Vice President of Governmental Affairs.
The amounts reported in the “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” columns do not reflect the actual compensation paid to or realized by our PEO or our non-PEO NEOs during each applicable year. The calculation of compensation actually paid for purposes of this table includes point-in-time fair values of stock awards and these values will fluctuate based on our stock price, various accounting valuation assumptions and projected performance related to our performance awards. See the “2022 Summary Compensation Table” for certain other compensation of our PEO and our non-PEO NEOs for each applicable fiscal year and the “2022 Option Exercises and Stock Vested” table for the value realized by each of them upon the vesting of stock awards during 2022.
To calculate the amounts in the compensation actually paid to our PEO and the average for the other NEOs in the table above, the following amounts were deducted from and added to (as applicable) the “total” compensation as reported in the “2022 Summary Compensation Table:”

	Summary Compensation Table Total	Exclusion of Stock Awards Reported in the Summary Compensation Table for Applicable Fiscal Year	Inclusion of Equity Values (a)	Compensation Actually Paid
Blake L. Sartini
2022	$6,160,513	$(3,412,493)	$6,342,338	$9,090,358
2021	8,781,384	(2,999,992)	19,598,618	25,380,010
2020	5,225,783	(2,750,002)	5,596,198	8,071,979
Average of Non-PEO NEOs
2022	$2,261,769	$(1,165,622)	$285,782	$1,381,929
2021	3,780,476	(1,224,888)	1,436,915	3,992,503
2020	1,683,770	(822,499)	827,282	1,688,553

(a) The amounts in the Inclusion of Equity Values in the table above are calculated as follows:

	Year - End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in Prior Years	Vesting - Date Fair Value of Equity Awards Granted During Year that Vested During Year	Change in Fair Value From Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in Prior Years that Vested During Year	Total - Inclusion of Equity Values
Blake L. Sartini
2022	$10,123,769	$(4,195,915)	$—	$414,484	$6,342,338
2021	7,230,995	11,212,885	—	1,154,738	19,598,618
2020	6,173,538	(120,277)	—	(457,062)	5,596,198
Average of Non-PEO NEOs
2022	$465,459	$(198,202)	$—	$18,525	$285,782
2021	340,119	661,841	351,682	83,273	1,436,915
2020	385,208	(1,664)	502,066	(58,328)	827,282
Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for solely service-vesting RSU awards, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); (ii) for PSU awards, the same valuation methodology as RSU awards above except that the year-end values are multiplied by the probability of achievement of the applicable performance objective as of the applicable date; and (iii) for stock options, a Black-Scholes value as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date as the current market price and with an expected life set equal to the remaining life of the award in the case of underwater stock options and, in the case of in the money options, an expected life equal to the original ratio of expected life relative to the ten year contractual life multiplied times the remaining life as of the applicable revaluation date, and in all cases based on volatility and risk free rates determined as of the revaluation date based on the expected life period and based on an expected dividend rate of 0%. For additional information on the assumptions used to calculate the valuation of the awards, see Note 8 to the audited consolidated financial statements included in our Annual Report on Form 10-K for the year ended December 31, 2022, and prior years.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid Versus TSR 2020-2022
Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid Versus Net Income (Loss) 2020-2022
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid Versus Adjusted EBITDA 2020-2022
Total Shareholder Return Vs Peer Group [Text Block]	Compensation Actually Paid Versus TSR 2020-2022
Total Shareholder Return Amount	$ 194.59	262.90	103.48
Peer Group Total Shareholder Return Amount	57.48	77.17	88.55
Net Income (Loss)	$ 82,346,000	$ 161,776,000	$ (136,611,000)
Company Selected Measure Amount	271,330,000	300,718,000	194,800,000
PEO Name	Blake L. Sartini
Additional 402(v) Disclosure [Text Block]	For the relevant fiscal year, represents the cumulative Total Shareholder Return (the “TSR”) of the companies included in the Dow Jones US Gambling Index.
The graphs below compare the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs, with (i) our cumulative TSR, (ii) our Peer Group TSR, (iii) our net income, and (iv) our Adjusted EBITDA, in each case, for the fiscal years ended December 31, 2020, 2021 and 2022.
TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.
	For additional details regarding Adjusted EBITDA and its impact on our executive compensation, please see the section titled “2022 Executive Compensation Decisions — Annual Incentive Program” in our “Compensation Discussion and Analysis” elsewhere in this Proxy Statement.
Dividend Rate	0.00%
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	Adjusted EBITDA is a non-GAAP measure. For a discussion of Adjusted EBITDA and a reconciliation of Adjusted EBITDA to net income for fiscal years 2022 and 2021, refer to page 31 of “Management’s Discussion and Analysis of Financial Condition and Results of Operations” in our Annual Report on Form 10-K for the year ended December 31, 2022, filed with the SEC on March 1, 2023. For a discussion of Adjusted EBITDA and a reconciliation of Adjusted EBITDA to net income for fiscal year 2020, refer to page 30 of “Management’s Discussion and Analysis of Financial Condition and Results of Operations” in our Annual Report on Form 10-K for the year ended December 31, 2020, filed with the SEC on March 12, 2021.
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,412,493)	$ (2,999,992)	$ (2,750,002)
PEO [Member] | Equity Value Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,342,338	19,598,618	5,596,198
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	10,123,769	7,230,995	6,173,538
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(4,195,915)	11,212,885	(120,277)
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	414,484	1,154,738	(457,062)
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,165,622)	(1,224,888)	(822,499)
Non-PEO NEO [Member] | Equity Value Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	285,782	1,436,915	827,282
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	465,459	340,119	385,208
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(198,202)	661,841	(1,664)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	351,682	502,066
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ 18,525	$ 83,273	$ (58,328)